                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2001


Check here if Amendment [ ]; Amendment Number: _______________

     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Bourgeon Capital Management, LLC
Address:      605 Third Avenue
              19th Floor
              New York, New York 10158


Form 13F File Number: 28-6175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Zaro, III
Title:   President
Phone:   212-476-9035

Signature, Place, and Date of Signing:

/s/ John A Zaro III                     New York, New York     February 13, 2002
------------------------------------    -------------------    -----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  83
                                                 -----------

Form 13F Information Table Value Total:            $ 78,302
                                                 -----------
                                                 (thousands)


List of Other Included Managers:                 None

        FORM 13F - INFORMATION TABLE - BOURGEON CAPITAL MANAGEMENT, LLC
                           (QUARTER ENDING 12/31/01)


                                                                                                                  Voting Authority
                                                                                                                --------------------
                                                              Value     Shares/   Sh/  Put/  Invstmt   Other
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE     SHARED NONE
--------------                  --------------      -----    --------   -------   ---  ----  ------- --------   ----     ------ ----

ABBOTT LABS                      COM               002824100    231         4150   SH          Sole                4,150
ADC TELECOMMUNICATIONS           COM               000886101     69        15000   SH          Sole               15,000
AGERE SYS INC.                   COM               00845V100     85        15000   SH          Sole               15,000
AGILENT TECHNOLOGIES INC         COM               00846U101   1016        35620   SH          Sole               35,620
ALCOA INC                        COM               013817101    637        17908   SH          Sole               17,908
AMERICAN EXPRESS CO              COM               025816109    378        10600   SH          Sole               10,600
AMERICAN HOME PRODS CORP         COM               026609107   1787        29120   SH          Sole               29,120
AMERICAN INTL GROUP INC          COM               026874107   3536        44352   SH          Sole               44,352
ANHEUSER-BUSCH COS INC           COM               035229103   2455        54300   SH          Sole               54,300
AOL TIME WARNER INC              COM               00184A105   1928        60075   SH          Sole               60,075
AT&T CORP                        COM               001957109   1595        87937   SH          Sole               87,937
AUTOMATIC DATA PROCESSING INC    COM               053015103   1125        19100   SH          Sole               19,100
AVAYA INC.                       COM               053499109    172        14157   SH          Sole                14157
BEA SYS INC                      COM               073325102    836        54266   SH          Sole               54,266
BERKSHIRE HATHAWAY INC DEL       CL B              084670207   2298          910   SH          Sole                  910
BOSTON SCIENTIFIC CORP           COM               101137107    250        10366   SH          Sole                10366
BP PLC                           SPONSORED ADR     055622104   3300        70954   SH          Sole               70,954
BRISTOL MYERS SQUIBB CO          COM               110122108   1647        32302   SH          Sole               32,302
CHEVRONTEXACO CORP               COM               166764100    134         1497   SH          Sole                1,497
CISCO SYS INC                    COM               17275R102    551        30429   SH          Sole               29,829
CITIGROUP INC                    COM               172967101   1918        37989   SH          Sole               37,989
COCA COLA CO                     COM               191216100   1969        41765   SH          Sole               41,765
COLGATE PALMOLIVE CO             COM               194162103    456         7900   SH          Sole                7,900
COLUMBIA LABS INC.               COM               197779101     69        20000   SH          Sole               20,000
COMCAST CORP                     CL A SPL          200300200   1062        29500   SH          Sole               29,500
COMMSCOPE INC                    COM               203372107    213        10000   SH          Sole               10,000
CRAY INC.                        COM               225223106     37        20000   SH          Sole               20,000
CSX CORP                         COM               126408103    543        15500   SH          Sole               15,500
DELL COMPUTER CORP               COM               247025109    713        26228   SH          Sole               26,228
DOVER CORP.                      COM               260003108    389        10500   SH          Sole               10,500
DOW CHEM CO                      COM               260543103    596        17650   SH          Sole               17,650
DU PONT E I DE NEMOURS & CO      COM               263534109   1630        38350   SH          Sole               38,350
EBAY INC                         COM               278642103    335         5000   SH          Sole                5,000
ECHOSTAR COMMUNICATIONS NEW      CL A              278762109    453        16500   SH          Sole               16,500
ESSENTIAL THERAPEUTICS INC       COM               29669A108    103        24000   SH          Sole               24,000
EXXON MOBIL CORP                 COM               30231G102   2400        61056   SH          Sole               61,056
FOX ENTMT GROUP INC              CL A              35138T107   1154        43500   SH          Sole               43,500
GENENTECH INC                    COM NEW           368710406   1020        18800   SH          Sole               18,800
GENERAL ELEC CO                  COM               369604103   3006        75005   SH          Sole               75,005
GENERAL MTRS CORP                CL H NEW          370442832   1228        79450   SH          Sole               79,450
GILEAD SCIENCES INC              COM               375558103    493         7500   SH          Sole                7,500
GLAXOSMITHKLINE PLC              SPONSORED ADR     37733W105    278         5577   SH          Sole                5,577
GOLDMAN SACHS GROUP INC          COM               38141G104    278         3000   SH          Sole                3,000
HEWLETT PACKARD CO               COM               428236103    191         9300   SH          Sole                9,300
HOME DEPOT INC                   COM               437076102   1548        30350   SH          Sole               30,350
INTEL CORP                       COM               458140100   1748        55585   SH          Sole               55,855
INTERNATIONAL BUSINESS MACHS     COM               459200101   1476        12205   SH          Sole               12,205
INTERNATIONAL FLAVORS&FRAGRANC   COM               459506101   1699        57200   SH          Sole               57,200
INTL PAPER CO                    COM               460146103    424        10500   SH          Sole               10,500
INTUIT                           COM               461202103    306         7150   SH          Sole                7,150
JOHNSON & JOHNSON                COM               478160104   1625        27502   SH          Sole               27,502
JP MORGAN CHASE & CO             COM               46625H100   2292        63040   SH          Sole               63,040
KONINKLIJKE PHILIPS ELECTRS NV   NY REG SH NEW     500472303    712        24459   SH          Sole               24,459
KRAFT FOODS INC                  CL A              50075N104    786        23100   SH          Sole               23,100
LIBERTY MEDIA CORP NEW           COM SER A         530718105   2432       173688   SH          Sole              173,688
LIMITED INC                      COM               532716107   1441        97900   SH          Sole               97,900
LIQUI BOX CORP                   COM               536314107    298         7222   SH          Sole                7,222
MERCK & CO INC                   COM               589331107    610        10382   SH          Sole               10,382
MICROSOFT CORP                   COM               594918104   1755        26493   SH          Sole               26,493
MOTOROLA INC                     COM               620076109    988        65775   SH          Sole               65,775
NASDAQ 100 TR                    COM               631100104    584        15000   SH          Sole               15,000
NAVIGANT CONSULTING CO           COM               63935N107     83        15000   SH          Sole               15,000
NEWMONT MINING CORP.             COM               651639106    363        19000   SH          Sole               19,000
PEPSI-GEMEX S.A. DE C V          GDR REP ORD       713435105     67        10000   SH          Sole               10,000
PFIZER INC                       COM               717081103    795        19950   SH          Sole            19,950.00
PHARMACIA CORP                   COM               71713U102    303         7110   SH          Sole             7,110.00
PITNEY BOWES INC                 COM               724479100    226         6000   SH          Sole             6,000.00
PROCTER & GAMBLE CO              COM               742718109   1507        19050   SH          Sole            19,050.00
QWEST COMMUNICATIONS INTL INC    COM               749121109    360        25500   SH          Sole            25,000.00
READERS DIGEST ASSN INC          CL A NON VTG      755267101   1936        83900   SH          Sole            83,900.00
REALNETWORKS INC.                COM               75605L104    107        18050   SH          Sole            18,050.00
ROYAL DUTCH PETE CO              NY REG GLD1.25    780257804   1741        35520   SH          Sole            35,520.00
SAFEWAY INC                      COM NEW           786514208   1578        37800   SH          Sole            37,800.00
SAPPI LTD                        SPON ADR NEW      803069202    154        15000   SH          Sole            15,000.00
SBC COMMUNICATIONS INC           COM               78387G103   1060        27050   SH          Sole            27,050.00
SCHERING PLOUGH CORP             COM               806605101   1857        51850   SH          Sole            51,850.00
SERVICE CORP INTL                COM               817565104     50        10000   SH          Sole            10,000.00
SMART & FINAL INC                COM               831683107    267        25600   SH          Sole            25,600.00
SONUS NETWORKS INC.              COM               835916107     58        12500   SH          Sole            12,500.00
UNITEDBLOBALCOM                  CLA               913247508     50        10000   SH          Sole            10,000.00
VERIZON COMMUNICATIONS           COM               92343V104     17          366   SH          Sole               366.00
VODAFONE GROUP PLC NEW           SPONSORED ADR     92857W100     13          500   SH          Sole               500.00
WILLAMETTE INDS INC              COM               969133107    422         8100   SH          Sole             8,110.00